Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share
Ordinary income	$ 1.5000	$ 1.1472	$ 0.7774
Return of capital	$ 1.3376	$ 1.4227	$ 1.7408
Long- term capital gain	$ 0.1176	$ 0.1059	$ 0.0190
1250 gains	$ 0.0048	$ 0.1592	$ 0.2028
Totals	$ 2.96000	$ 2.83500	$ 2.74000